OTHER ASSETS AND OTHER LIABILITIES (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 701,826	S/ 942,602
Liabilities	636,762	673,015
Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	62,353	73,722
Liabilities	56,869	55,437
Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	101,765	87,872
Liabilities	94,238	55,927
Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	332,376	428,928
Liabilities	349,779	490,475
Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	2,692	21,490
Liabilities	980	17,202
Up to 3 months | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	69,733	119,534
Up to 3 months | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	41,995	58,168
Liabilities	39,888	46,721
Up to 3 months | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	5,487	6,763
Liabilities	6,841	4,226
Up to 3 months | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	12,190	751
Liabilities	22,457	64,023
Up to 3 months | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	2,468	9,827
Liabilities	547	4,564
Up to 3 months | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	62,140	75,509
From 3 months to 1 year | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	59,087	67,161
From 3 months to 1 year | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	19,238	12,737
Liabilities	16,603	8,661
From 3 months to 1 year | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	16,971	9,480
Liabilities	14,196	8,236
From 3 months to 1 year | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	7,803	20,029
Liabilities	27,855	37,626
From 3 months to 1 year | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	224	11,663
Liabilities	433	12,638
From 3 months to 1 year | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	44,236	53,909
From 1 to 3 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	196,327	151,322
From 1 to 3 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	1,120	2,040
Liabilities	378	43
From 1 to 3 years | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	22,705	18,550
Liabilities	24,537	17,749
From 1 to 3 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	142,370	87,300
Liabilities	171,412	133,530
From 1 to 3 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 1 to 3 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	166,195	107,890
From 3 to 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	34,074	183,291
From 3 to 5 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	777
Liabilities	0	12
From 3 to 5 years | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	18,464	9,591
Liabilities	17,018	4,300
From 3 to 5 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	58,391	212,990
Liabilities	17,056	178,979
From 3 to 5 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 3 to 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	76,855	223,358
Over 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	142,645	97,733
Over 5 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Over 5 years | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	38,138	43,488
Liabilities	31,646	21,416
Over 5 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	111,622	107,858
Liabilities	110,999	76,317
Over 5 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Over 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 149,760	S/ 151,346